Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities And Other Liabilities [Abstract]
Salary and welfare payable	¥ 234,209		¥ 215,551
Accrued operating expenses	82,625		133,096
Payables for paid and promotional courses	50,698		141,163
Payable for acquisitions of property and equipment	10,229		13,024
Other tax payable	8,973		4,400
Refund liabilities	5,559		22,869
Payable related to IPO issuance cost			9,684
Accrued expenses and other current liabilities	¥ 392,293	$ 61,559	¥ 539,787